AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

December 31, 2022

(unaudited)

Amount	General Obligation Bonds (9.8%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City and County (3.3%)
	Brownsville, Texas Combination Tax
$500,000	5.000%, 02/15/26 Series 2022	Aa3/AA/NR	$532,400

	Carson City, Nevada
1,000,000	5.000%, 05/01/28	Aa3/AA/NR	1,050,330

	Clark County, Nevada, Refunding
1,000,000	4.000%, 06/01/37 Series 2019	Aa1/AA+/NR	1,002,140
1,000,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	877,190

	Mission, Texas Combination Tax & Revenue Certificates of Obligation
300,000	4.000%, 02/15/32 Series 2021 BAMI Insured	NR/AA/NR	319,035

	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC Insured	A1/AA/NR	1,107,780

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,515,010

	Port of Vancouver, Washington Limited Tax
555,000	5.000%, 12/01/33 AMT Series 2022A	Aa2/NR/NR	609,734

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/AA-/NR	1,006,840

	Rio Grande City, Texas Combination Tax Certificates of Obligation
855,000	4.000%, 02/15/33 Series 2020 AGMC Insured	NR/AA/NR	894,800

	Washoe County, Nevada Limited Tax
1,500,000	4.000%, 07/01/32 Series 2021	Aa2/AA/NR	1,623,780

	West University Place City, Texas Certificates of Obligation
535,000	5.000%, 02/01/26 Series 2022	NR/AAA/NR	571,546
	Total City and County		11,110,585

	Healthcare (0.3%)
	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,110,060

	Public Schools (4.7%)
	Alvin, Texas Independent School District
140,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/AAA	144,082

	Bushland, Texas Independent School District Unlimited Tax
900,000	5.000%, 02/15/29 Series 2022	NR/AAA/NR	1,016,631

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public Schools (continued)
	Canyons School District Utah (School Board Guaranty Program)
$1,000,000	5.000%, 06/15/31 Series 2022	Aaa/NR/AAA	$1,172,060

	Clark County, Nevada School District Limited Tax
1,000,000	5.000%, 06/15/35 Series B	A1/A+/NR	1,091,120
1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	1,267,710
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,745,082
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,063,640

	Deuel, South Dakota School District 19-4 Limited Tax COP
875,000	2.000%, 08/01/29 Series 2022	NR/AA+/NR	787,990

	Grant County, Washington School District No. 161 Moses Lake (School Board Guaranty Program)
400,000	4.000%, 12/01/35	Aaa/NR/NR	414,588

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,043,440

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aaa/NR/NR	1,313,702

	Minnehaha County, South Dakota COP Limited Tax
400,000	3.000%, 12/01/29 Series 2022A	Aa1/NR/NR	394,748

	Port Arthur, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 02/15/35 Series 2021 AGMC Insured	NR/AA/A+	1,046,490

	Washoe County, Nevada School District Limited Tax Improvement
1,000,000	4.000%, 10/01/34 Series 2020A	Aa3/AA/NR	1,038,940

	Weatherford, Texas Independent School District Unlimited Tax Refunding
365,000	zero coupon, 02/15/23 Series 2019 PSF Guaranteed	Aaa/NR/NR	363,701
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	451,417

	Wink-Loving, Texas Independent School District Unlimited Tax
300,000	5.000%, 02/15/25 Series 2022 PSF Guaranteed	Aaa/NR/NR	300,666
	Total Public Schools		15,656,007

	State (1.3%)
	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,058,760

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,056,560

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,102,940
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,102,050
	Total State		4,320,310

	Water and Sewer (0.2%)
	Central Utah Water Conservancy District Limited Tax
700,000	5.000%, 04/01/34 Series 2022A	NR/AA+/AA+	834,204
	Total General Obligation Bonds		33,031,166

Amount	Revenue Bonds (85.0%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (6.7%)
	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
$500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	$532,215

	Broward County, Florida Port Facilities
1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	975,440

	Clark County, Nevada Airport System Junior Subordinate Lien
745,000	5.000%, 07/01/26 AMT Series 2021 B	A1/NR/A+	784,105

	Greater Orlando, Florida Aviation Authority Airport Facilities
675,000	5.000%, 10/01/31 AMT Series 2022A	Aa3/AA-/AA-	740,050

	Hillsborough County, Florida Aviation Authority Airport, Tampa International Airport
1,500,000	5.000%, 10/01/28 AMT Series 2022A	Aa3/NR/AA-	1,608,375

	Houston, Texas Airport System Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A+	1,064,080

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/38 AMT Series 2019A	Aa3/AA-/AA-	1,045,350

	Miami-Dade County, Florida Aviation Revenue Refunding
1,000,000	5.000%, 10/01/34 AMT Series 2014A	A1/A/A	1,010,910

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A/NR	1,050,470
640,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	679,328
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	1,061,020
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A/NR	1,069,490
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A/NR	1,063,560
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A/NR	1,073,820
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A/NR	3,263,184
1,000,000	5.000%, 07/01/47 AMT Series A	A2/A/NR	1,005,420
1,240,000	5.000%, 07/01/30 Series B	A2/A/NR	1,342,585
850,000	5.000%, 07/01/31 Series B	A2/A/NR	917,635
500,000	5.000%, 07/01/31 Series B	A2/A/NR	547,920
1,525,000	5.000%, 07/01/37 Series B	A2/A/NR	1,599,176
	Total Airport		22,434,133

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (10.1%)
	Utah State Charter School Finance Authority Entheos Academy (School Board Guaranty Program)
$1,375,000	4.000%, 10/15/30 Series 2020A	Aa2/NR/NR	$1,395,336

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,519,200

	Utah State Charter School Finance Authority Good Foundations Academy
235,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	233,583
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,281
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,280,262

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,336,738

	Utah State Charter School Finance Authority Legacy Preparatory Academy
300,000	4.000%, 04/15/24	NR/AA/NR	302,298
1,710,000	5.000%, 04/15/29	NR/AA/NR	1,755,059
1,000,000	4.000%, 04/15/32 Series 2022	NR/AA/NR	1,021,080
1,000,000	4.000%, 04/15/37 Series 2022	NR/AA/NR	960,810

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,016,790

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
150,000	4.000%, 10/15/23	NR/AA/NR	150,057
260,000	4.000%, 10/15/24	NR/AA/NR	260,083

	Utah State Charter School Finance Authority Providence Hall
1,000,000	4.000%, 10/15/46 Series 2021A	Aa2/NR/NR	880,790

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	512,550

	Utah State Charter School Finance Authority Salt Lake Arts Academy (School Board Guaranty Program)
1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	796,690

	Utah State Charter School Finance Authority Spectrum Academy
625,000	4.000%, 04/15/33 Series 2020	Aa2/NR/NR	624,300
655,000	4.000%, 04/15/34 Series 2020	Aa2/NR/NR	649,983

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	522,850
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	535,200
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	507,272

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (continued)
	Utah State Charter School Finance Authority Venture Academy
$285,000	4.000%, 10/15/24	NR/AA/NR	$287,494
855,000	5.000%, 10/15/29	NR/AA/NR	877,914
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,118,050
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,111,896

	Utah State Charter School Finance Authority Vista School
1,080,000	4.000%, 10/15/35	Aa2/NR/NR	1,057,169

	Utah State Charter School Finance Authority Voyage Academy
820,000	5.000%, 03/15/27 144A	NR/NR/NR*	820,041
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,440,024
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,691,405

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	743,626
700,000	5.000%, 10/15/36	NR/AA/NR	702,870
	Total Charter Schools		33,766,701

	Electric (5.3%)
	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/AA-/NR	1,026,100
250,000	5.250%, 06/01/37	NR/AA-/NR	280,303

	Heber Light & Power Co., Utah Electric Revenue Refunding
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A1/AA/AA-	513,045
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A1/AA/AA-	650,276

	Intermountain Power Agency, Utah Power Supply Revenue
250,000	5.000%, 07/01/30	Aa3/NR/AA-	288,460
375,000	5.000%, 07/01/33	Aa3/NR/AA-	435,615
375,000	5.000%, 07/01/35	Aa3/NR/AA-	427,144

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	576,779
850,000	5.000%, 06/01/31	NR/A+/NR	941,613

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,045,140

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa2/AA-/AA-	1,284,263

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,215,419

	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A1/AA/NR	1,675,129

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Electric (continued)
	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
$750,000	5.000%, 09/01/24 Series A	NR/A-/AA-	$775,688
445,000	5.000%, 09/01/25 Series A	NR/A-/AA-	469,729
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	411,191

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	823,556
905,000	5.000%, 03/01/32	NR/A/AA-	935,218
745,000	5.000%, 03/01/34	NR/A/AA-	769,876

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/AA-	333,175
2,900,000	5.000%, 07/01/38 Series B	NR/A+/AA-	3,059,065
	Total Electric		17,936,784

	Healthcare (1.7%)
	Hale Center, Texas Educational Facilities Corporation, Wayland Baptist University
700,000	5.000%, 03/01/29 Series 2022	NR/BBB+/NR	734,832

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,041,160

	Washington State Health Care Facilities Authority, Providence St. Joseph Health
4,000,000	5.000%, 10/01/42 Series 2012A	A1/A+/A+	3,974,440
	Total Healthcare		5,750,432

	Higher Education (8.1%)
	Salt Lake County, Utah Westminster College Project
1,970,000	5.000%, 10/01/25	NR/BBB-/NR	2,020,176
955,000	5.000%, 10/01/28	NR/BBB-/NR	978,207
1,845,000	5.000%, 10/01/29	NR/BBB-/NR	1,907,638
1,005,000	5.000%, 10/01/29	NR/BBB-/NR	1,028,195
1,055,000	5.000%, 10/01/30	NR/BBB-/NR	1,078,294

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	A1/NR/NR	536,135

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,050,390

	Utah State Board of Higher Education, University of Utah Green Bond
1,000,000	5.000%, 08/01/39 Series 2022B	Aa1/AA+/NR	1,122,320

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Utah State Board of Regents, Dixie State University
$1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	$1,878,624
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	712,866
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	742,454
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,219,653

	Utah State Board of Regents Lease Revenue
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,134

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,355,023
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,044,860

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	830,363
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	223,710
1,000,000	3.000%, 04/01/35 Series 2021 BAMAC Insured	NR/AA/NR	917,690

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	549,835
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	503,602
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	627,528
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	505,825
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,068,920
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,599,180

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,134,426
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	1,825,559

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
645,000	5.000%, 01/01/32	Aa3/NR/NR	682,210
	Total Higher Education		27,263,817

	Housing (1.9%)
	King County, Washington Housing Authority Pooled Refunding
910,000	4.000%, 11/01/36 Series 2019	NR/AAA/NR	926,280
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	499,315

	South Dakota Housing Development Authority Homeownership Mortgage
250,000	1.000%, 05/01/26 Series 2020C	Aaa/AAA/NR	230,598
500,000	1.350%, 05/01/28 Series 2020C	Aaa/AAA/NR	450,365
500,000	1.400%, 11/01/28 Series 2020C	Aaa/AAA/NR	447,420

	Utah Housing Corporation Single Family Mortgage
5,000	4.950%, 01/01/32 Series A Class II	Aa2/AA+/AA	5,004
10,000	4.500%, 01/01/24 Series A Class III	Aa3/AA/AA	10,003
640,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	640,371
25,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA+/AA	25,018
5,000	4.500%, 07/01/23 Series C	Aa3/AA/AA	5,000
1,930,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA-/AA	1,894,623
480,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA	475,454

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Housing (continued)
	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
$500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	$499,315
500,000	3.000%, 06/01/38 Series 2020	NR/AA/NR	423,810
	Total Housing		6,532,576

	Local Public Property (18.1%)
	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/A+/A	573,113
565,000	5.000%, 02/01/31 AMT	NR/A+/A	596,742
590,000	5.000%, 02/01/32 AMT	NR/A+/A	622,049

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,221,537

	CIVICVentures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A+/AA-	1,021,020
1,000,000	5.000%, 09/01/29	NR/A+/AA-	1,021,020
1,000,000	5.000%, 09/01/30	NR/A+/AA-	1,020,520

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,055,480

	Eagle Mountain, Utah Special Assessment Area
165,000	5.250%, 05/01/28 Series 2013	NR/AA-/NR	165,787

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A3/BBB/NR	512,775

	Jacksonville, Florida Special Revenue Bonds
1,000,000	5.250%, 10/01/37 Series 2022C	NR/AA/AA-	1,130,000

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA/AA-	1,030,864

	Lehi, Utah Local Building Authority Lease Revenue
300,000	5.000%, 06/15/29 Series 2022	NR/AA-/AA+	334,938
500,000	5.000%, 06/15/30 Series 2022	NR/AA-/AA+	565,705
225,000	5.250%, 06/15/37 Series 2022	NR/AA-/AA+	253,325

	Manatee County, Florida Revenue Improvement & Refunding
500,000	5.250%, 10/01/34 Series 2022C	Aa1/NR/AA+	589,375

	Matanuska-Susitna Borough, Alaska Lease Revenue Refunding, Goose Creek Correctional Center
735,000	5.000%, 09/01/32 Series 2015	A1/A+/A	764,157

	Mesquite, Nevada New Special Improvement District
100,000	5.500%, 08/01/25	NR/NR/NR*	100,072

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
$750,000	5.000%, 05/01/28	NR/AA+/NR	810,443
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,341,795
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,074,290

	Murray City, Utah Municipal Building Authority Lease Revenue
380,000	4.000%, 12/01/30 Series 2020	Aa3/NR/NR	408,724
480,000	4.000%, 12/01/31 Series 2020	Aa3/NR/NR	513,384
300,000	4.000%, 12/01/32 Series 2020	Aa3/NR/NR	319,953

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,041,030

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,050,390

	Pennington County, South Dakota COP Limited Tax
1,000,000	5.000%, 12/01/46 Series 2022A	Aa1/NR/NR	1,048,560

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A1/AA/NR	624,905

	Salt Lake City, Utah Local Building Authority Lease Revenue
330,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	332,970
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	646,392
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	407,612
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	435,693
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,150,100
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	464,917

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	796,518
810,000	5.000%, 02/15/31	Aa3/NR/NR	886,205

	Salt Lake City, Utah Municipal Building Authority Lease Revenue
975,000	4.000%, 01/15/34	NR/AA+/AA+	1,036,308

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
960,000	4.000%, 11/01/27	NR/AA+/NR	1,003,200
1,210,000	4.000%, 11/01/28	NR/AA+/NR	1,264,281
1,050,000	4.000%, 11/01/30	NR/AA+/NR	1,096,599

	South Salt Lake, Utah Redevelopment Agency Excise Tax & Tax Increment Revenue Refunding
1,000,000	4.000%, 11/01/28 Series 2020	NR/AA/NR	1,046,730
1,035,000	4.000%, 11/01/29 Series 2020	NR/AA/NR	1,091,542
1,080,000	4.000%, 11/01/30 Series 2020	NR/AA/NR	1,144,238

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	St. Augustine, Florida Capital Improvement Refunding
$500,000	5.000%, 10/01/34	Aa3/AA/AA-	$507,610

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	504,345

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	899,249
885,000	4.000%, 12/15/29	NR/AA-/NR	933,427
920,000	4.000%, 12/15/30	NR/AA-/NR	968,208

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
1,800,000	4.000%, 04/01/31	Aa2/NR/NR	1,919,394
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,423,532
1,875,000	4.000%, 04/01/32	Aa2/NR/NR	1,980,394

	Vineyard Redevelopment Agency, Utah Tax Increment Revenue And Refunding Bonds
750,000	5.000%, 05/01/25 Series 2021 AGMC Insured	NR/AA/NR	786,195
350,000	4.000%, 05/01/33 Series 2021 AGMC Insured	NR/AA/NR	369,919

	Wasatch County, Utah Municipal Building Authority Lease Revenue
560,000	4.000%, 12/01/28 Series 2021	NR/AA-/NR	594,602
585,000	4.000%, 12/01/29 Series 2021	NR/AA-/NR	626,406
605,000	4.000%, 12/01/30 Series 2021	NR/AA-/NR	650,883

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	533,940
500,000	5.000%, 10/01/37	Aa3/NR/NR	531,395

	Weber County, Utah Special Assessment Summit Mountain Area
1,520,000	5.500%, 01/15/28	NR/AA/NR	1,522,478
3,935,000	5.750%, 01/15/33	NR/AA/NR	3,941,335

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,073,380
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,066,420

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
$900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	$923,868
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,063,260
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	331,152
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	812,770

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	2,009,297
	Total Local Public Property		60,588,717

	Public Schools (3.5%)
	Alpine, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,033,728

	Canyons School District Utah, Local Building Authority Lease
725,000	4.000%, 06/15/33 Series 2021	Aa1/NR/NR	766,434
750,000	4.000%, 06/15/34 Series 2021	Aa1/NR/NR	788,168

	Davis County, Utah Municipal Building Authority Crossover Refunding Lease Revenue
1,085,000	4.000%, 11/01/32 Series 2020	NR/AA/NR	1,156,360

	Duchesne School District Utah, Municipal Building Authority Lease
750,000	5.000%, 06/01/36 Series 2022	A2/NR/NR	798,135
750,000	4.000%, 06/01/38 Series 2022	A2/NR/NR	714,038

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,741,790

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,228,556
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,335,948
500,000	5.000%, 01/15/32 Series 2018	A1/NR/NR	542,470

	Provo City, Utah Municipal Building Authority School District Lease Revenue
1,500,000	5.000%, 03/15/33 Series 2022	Aa3/NR/NR	1,744,965
	Total Public Schools		11,850,592

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (15.4%)
	Draper, Utah Sales Tax Revenue
$765,000	4.000%, 11/15/39 Series 2022	NR/AAA/NR	$778,342

	Eagle Mountain, Utah Sales Tax Revenue
200,000	5.000%, 02/01/29 Series 2022	NR/AA+/NR	223,750

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
1,080,000	4.000%, 08/01/25 Series B	NR/AA+/NR	1,095,563
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,210,728
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,585,660

	Holladay, Utah Sales Tax Revenue
965,000	5.000%, 11/15/29 Series 2022	NR/AA+/NR	1,095,873
1,000,000	5.000%, 11/15/33 Series 2022	NR/AA+/NR	1,151,750

	Lehi, Utah Franchise & Sales Tax Revenue (Broadband Project)
985,000	5.000%, 02/01/27 Series 2021 AGMC Insured	NR/AA/NR	1,071,985
1,000,000	4.000%, 02/01/32 Series 2021 AGMC Insured	NR/AA/NR	1,075,400
1,000,000	4.000%, 02/01/33 Series 2021 AGMC Insured	NR/AA/NR	1,075,220
500,000	4.000%, 02/01/34 Series 2021 AGMC Insured	NR/AA/NR	533,175
500,000	4.000%, 02/01/35 Series 2021 AGMC Insured	NR/AA/NR	525,995

	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,264,164

	Mapleton City, Utah Municipal Energy Sales & Sales Tax & Telecommunications Fee
1,085,000	3.000%, 06/15/31 Series 2021	NR/A+/NR	1,043,846
780,000	3.000%, 06/15/33 Series 2021	NR/A+/NR	733,294
1,255,000	3.000%, 06/15/36 Series 2021	NR/A+/NR	1,115,168

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,047,270

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,599,748

	Providence City, Utah Franchise & Sales Tax Revenue
1,270,000	3.000%, 03/01/29 Series 2021	NR/A-/NR	1,227,277

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	523,185

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	774,765

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (continued)
	Salt Lake County, Utah Sales Tax Revenue
$525,000	5.000%, 02/01/24 Series 2012A	NR/AAA/AAA	$525,803

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,046,890

	Spearfish, South Dakota Sales Tax Revenue
975,000	4.000%, 12/15/29 Series 2022	A1/NR/NR	1,038,239

	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,250,628
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,510,799

	Utah County, Utah Excise Tax Revenue Refunding
1,690,000	4.000%, 12/01/36 Series 2020	NR/AA+/NR	1,726,149

	Utah County, Utah Transportation Sales Tax Revenue Refunding
3,315,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	3,438,981

	Utah Infrastructure Agency Telecommunications & Sales Tax, West Haven
1,200,000	5.000%, 10/15/35 Series 2022	NR/AA-/NR	1,341,060

	Utah Transit Authority Sales Tax Revenue
2,950,000	4.000%, 12/15/34 Series A	Aa2/AA/AA	3,092,190
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA/AA	3,468,208
3,580,000	4.000%, 12/15/38 Series A	Aa2/AA/AA	3,598,437

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	Aa3/AA-/AA	1,105,330

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
3,000,000	zero coupon, 12/15/32	Aa3/AA-/AA	2,051,850

	Watertown, South Dakota Sales Tax Revenue
1,110,000	3.000%, 12/01/34 Series 2021	NR/A/NR	1,046,786
215,000	5.000%, 12/01/23 Series 2022A BAMI Insured	NR/AA/NR	218,778
335,000	5.000%, 12/01/24 Series 2022A BAMI Insured	NR/AA/NR	348,427
350,000	5.000%, 12/01/25 Series 2022A BAMI Insured	NR/AA/NR	371,396
825,000	4.000%, 12/01/33 Series 2022C BAMI Insured	NR/AA/NR	869,459

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,883,035
	Total Sales Tax		51,684,603

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State Agency (4.2%)
	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Cedar Hills Project
$1,230,000	4.000%, 10/15/32 Series 2022	NR/A+/NR	$1,285,030
905,000	4.000%, 10/15/37 Series 2022	NR/A+/NR	905,833
1,125,000	4.250%, 10/15/42 Series 2022	NR/A+/NR	1,104,491

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Clearfield City
315,000	5.000%, 10/15/25 Series 2020	NR/A+/NR	331,197
335,000	5.000%, 10/15/26 Series 2020	NR/A+/NR	358,209
350,000	5.000%, 10/15/27 Series 2020	NR/A+/NR	379,302

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Layton City
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	548,010

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	525,764
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	652,198

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Santa Clara Project
1,180,000	4.000%, 10/15/32 Series 2022	NR/A/NR	1,232,793
1,010,000	4.000%, 10/15/37 Series 2022	NR/A/NR	1,010,929

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Syracuse City Project
1,000,000	4.000%, 10/15/30 Series 2021	NR/AA-/NR	1,060,100

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,030,200
905,000	4.000%, 05/15/29	Aa1/AA+/NR	955,771
1,775,000	3.000%, 05/15/29	Aa1/AA+/NR	1,758,812
940,000	4.000%, 05/15/30	Aa1/AA+/NR	990,243
	Total State Agency		14,128,882

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (0.7%)
	Pharr, Texas International Toll Bridge System Revenue
$1,000,000	4.000%, 08/15/35 Series 2021	A2/A/NR	$1,001,450

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,049,630

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA/AA	227,218
	Total Transportation		2,278,298

	Water and Sewer (9.3%)
	Brian Head, Utah Water Revenue Refunding
720,000	3.000%, 04/01/36 Series 2021 AGMC Insured	NR/AA/NR	646,430

	Central Utah Water Conservancy District Refunding
1,785,000	5.000%, 10/01/37 Series 2020D	NR/AA+/AA+	1,994,434
1,000,000	4.000%, 10/01/38 Series 2020D	NR/AA+/AA+	1,011,980

	Central Valley, Utah Water Reclamation Facility, Green Bond
1,215,000	3.000%, 03/01/32 Series 2021B	NR/AA/AA	1,203,664
1,255,000	3.000%, 03/01/33 Series 2021B	NR/AA/AA	1,237,330
1,090,000	3.000%, 03/01/34 Series 2021B	NR/AA/AA	1,067,960

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	429,593

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,032,660

	Fairview City, Utah Water & Sewer Revenue Refunding
725,000	4.000%, 06/15/46 Series 2022	NR/BBB/NR	621,180

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	517,910

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	Herriman City, Utah Water Revenue Refunding
$150,000	4.000%, 01/01/35 Series 2021 AGMC Insured	NR/AA/NR	$155,915

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,031,200
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	220,392

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,085,210
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,044,420

	Jordanelle, Utah Special Service District
299,000	6.000%, 11/15/23	NR/NR/NR*	296,333

	Lakewood, Washington Water District, Pierce County
750,000	4.000%, 12/01/37 Series 2019A AMT	NR/AA/NR	751,575

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA+	1,050,710

	Orem, Utah Water, Sewer and Storm Sewer
540,000	4.000%, 07/15/34 Series 2021A	NR/AA+/AAA	573,518

	Park City, Utah Water Revenue Green Bonds
1,000,000	3.000%, 12/15/33 Series 2020	Aa2/AA/NR	962,620

	Pleasant Grove City, Utah Storm Water Revenue Refunding
205,000	4.000%, 07/15/27 Series 2020 BAMI Insured	NR/AA/NR	215,402
370,000	4.000%, 07/15/28 Series 2020 BAMI Insured	NR/AA/NR	392,515
485,000	4.000%, 07/15/29 Series 2020 BAMI Insured	NR/AA/NR	519,207
510,000	4.000%, 07/15/30 Series 2020 BAMI Insured	NR/AA/NR	547,103
525,000	4.000%, 07/15/31 Series 2020 BAMI Insured	NR/AA/NR	558,668

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,063,430
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,487,108
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,057,380
500,000	4.000%, 02/01/37	Aa1/AAA/NR	511,020
500,000	4.000%, 02/01/38	Aa1/AAA/NR	506,205

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,010,500

	Utah Water Finance Agency Revenue
950,000	4.000%, 03/01/33	NR/AA/AA+	986,613
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,051,780
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,076,500
1,295,000	5.000%, 03/01/38	NR/AA/AA	1,411,524

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	929,411

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	863,101
	Total Water and Sewer		31,122,501
	Total Revenue Bonds		285,338,036

Amount	Pre-Refunded Bonds\Escrowed to Maturity Bonds (3.6%)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (0.7%)
	City and County (0.3%)
	Miami Gardens, Florida
$1,000,000	5.000%, 07/01/29	Aa3/A+/NR	$1,031,390

	Public Schools (0.4%)
	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	554,334

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	712,030
	Total Public Schools		1,266,364
	Total Pre-Refunded General Obligation Bonds		2,297,754

	Pre-Refunded\Escrowed to Maturity Revenue Bonds (2.9%)
	Airport (0.7%)
	Williston City, North Dakota Airport Revenue Infrastructure Sales Tax
2,365,000	4.000%, 11/01/28	NR/A+/NR	2,384,298

	Charter Schools (0.3%)
	Utah State Charter School Finance Authority Legacy Preparatory Academy
140,000	4.000%, 04/15/24 ETM	NR/NR/NR*	142,134
820,000	5.000%, 04/15/29	NR/NR/NR*	852,620
	Total Charter Schools		994,754

	Electric (0.2%)
	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured ETM	NR/NR/NR*	720,255

	Healthcare (0.2%)
	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	764,175

	Higher Education (0.8%)
	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,295,781
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,366,368
	Total Higher Education		2,662,149

	Sales Tax (0.7%)
	Riverton City, Utah Franchise & Sales Tax Revenue
650,000	5.250%, 12/01/36	NR/AA+/NR	656,110

	Utah Transit Authority Sales Tax Revenue
1,560,000	5.000%, 06/15/37 Series A	Aa3/AA-/NR	1,650,371
	Total Sales Tax		2,306,481
	Total Pre-Refunded\Escrowed to Maturity Revenue Bonds		9,832,112
	Total Pre-Refunded\Escrowed to Maturity Bonds		12,129,866
	Total Municipal Bonds (cost $342,414,780)		330,499,068

Shares	Short-Term Investment (0.6%)	Ratings Moody's, S&P and Fitch	Value	(a)
1,829,492	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.17%** (cost $1,829,492)	Aaa-mf/AAAm/NR	$ 1,829,492

	Total Investments (cost $344,244,272-note b)	99.0%	332,328,560
	Other assets less liabilities	1.0	3,260,011
	Net Assets	100.0%	$335,588,571

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P and Fitch	7.3%
	Pre-refunded bonds\ ETM bonds††	3.7
	Aa of Moody's or AA of S&P and Fitch	64.5
	A of Moody's or S&P and Fitch	17.9
	BBB of S&P	2.5
	Not Rated*	4.1
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
NR - Not Rated
PSF- Permanent School Fund

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.
Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $344,244,272 amounted to $11,915,712, which consisted of aggregate gross unrealized appreciation of $1,020,743 and aggregate gross unrealized depreciation of $12,936,455.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,829,492
Level 2 – Other Significant Observable Inputs - Municipal Bonds	330,499,068
Level 3 – Significant Unobservable Inputs	—
Total	$332,328,560

+ See schedule of investments for a detailed listing of securities.